Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2010
Salamanca Solutions
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		On July 31, 2013, the Company entered into an agreement (the “Agreement”) with (i) Salamanca Holding Company (“SHC”), a Delaware limited liability company owned by Stewart Sherriff (then Trilogy’s Chief Technology Officer and 2degrees’ interim Chief Executive Officer and now 2degrees’ Chief Executive Officer), Richard A. Dunn Jr. (Trilogy’s former Chief Financial Officer and a Trilogy employee through July 31, 2013) and Ian Beckett (a Trilogy contractor through July 31, 2013), and (ii) each of these three individuals. Pursuant to the Agreement, Trilogy transferred to SHC 80% of Trilogy’s interest in its wholly owned subsidiary in exchange for 2,140 Class C Units of Trilogy held by the three individuals.
Change in net loss		$ 42	$ (600)
Class C Units
Related Party Transaction [Line Items]
Members' units, Issued		12,981	12,981
Class C Units | Salamanca Solutions
Related Party Transaction [Line Items]
Members' units, Issued		2,140
Percentage of interest transferred		80.00%
Maori Shareholders
Related Party Transaction [Line Items]
Debt interest rate					10.50%
Number of shares transferred	11,101,917
Repayment of debt, related party	$ 14,100
Change in ownership interest	2.91%
Interest income				$ 700